Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events after the reporting period
Events after the reporting period

32.   Events after the reporting period

Management has evaluated subsequent events after the balance sheet date, through the issuance of these consolidated financial statements, for appropriate accounting and disclosures.  Other than disclosed elsewhere within these consolidated financial statements, no subsequent events requiring disclosure have been identified.